UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-PX

ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-10571

BLUE CHIP INVESTOR FUNDS

(Exact name of registrant as specified in charter)

1939 Friendship Drive, Suite C, El Cajon, CA 92020

(Address of principal executive offices)              (Zip code)

Ross C. Provence

Blue Chip Investor Funds

1939 Friendship Drive, Suite C, El Cajon, CA 92020

(Name and address of agent for service)

Registrant's telephone number, including area code: (619) 588-9700

Date of fiscal year end: December 31

Date of reporting period: July 1, 2013 - June 30, 2014

Form N-PX is to be used by a registered management investment company, other than a small business investment company registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than August 31 of each year, containing the registrant’s proxy voting record for the most recent twelve-month period ended June 30, pursuant to section 30 of the Investment Company Act of 1940 and rule 30b1-4 thereunder (17 CFR 270.30b1-4).  The Commission may use the information provided on Form N-PX in its regulatory, disclosure review, inspection, and policymaking notes.

A registrant is required to disclose the information specified by Form N-PX, and the Commission will make this information public.  A registrant is not required to respond to the collection of information contained in Form N-PX unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number.  Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609.  The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

ITEM 1. PROXY VOTING RECORD:

Disclose the following information for each matter relating to a portfolio security considered at any shareholder meeting held during the period covered by the report and with respect to which the registrant was entitled to vote:

(a). The name of the issuer of the portfolio security;

(b). The exchange ticker symbol of the portfolio security;

(c). The Council on Uniform Securities Identification Procedures ("CUSIP") number for the portfolio security;

(d). The shareholder meeting date;

(e). A brief identification of the matter voted on;

 (f). Whether the matter was proposed by the issuer or by a security holder;

(g). Whether the Registrant cast its vote on the matter;

(h). How the Registrant cast its vote (e.g., for or against proposal, or abstain; for or withhold regarding election of directors); and

 (i). Whether the Registrant cast its vote for or against management.

Blue Chip Investor Fund
Custodied at U.S. Bank, N.A.

MEDTRONIC, INC.
Security:		585055106		Meeting Type:		Annual
Ticker:		MDT		Meeting Date:		22-Aug-2013
ISIN		US5850551061		Vote Deadline Date:		21-Aug-2013
Agenda		933856291	Management	Total Ballot Shares:		309603
Last Vote Date:		24-Jul-2013
Item	Proposal		Recommendation	Default Vote	For	Against	Abstain	Take No Action
1	DIRECTOR		For	None
	1	RICHARD H. ANDERSON			15000	0	0	0
	2	SCOTT C. DONNELLY			15000	0	0	0
	3	VICTOR J. DZAU, M.D.			15000	0	0	0
	4	OMAR ISHRAK			15000	0	0	0
	5	SHIRLEY ANN JACKSON PHD			15000	0	0	0
	6	MICHAEL O. LEAVITT			15000	0	0	0
	7	JAMES T. LENEHAN			15000	0	0	0
	8	DENISE M. O'LEARY			15000	0	0	0
	9	KENDALL J. POWELL			15000	0	0	0
	10	ROBERT C. POZEN			15000	0	0	0
	11	PREETHA REDDY			15000	0	0	0
2	TO RATIFY THE APPOINTMENT OF PRICEWATERHOUSECOOPERS LLP AS MEDTRONIC'S INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM.		For	None	15000	0	0	0
3	TO APPROVE, IN A NON-BINDING ADVISORY VOTE, NAMED EXECUTIVE COMPENSATION (A "SAY-ON-PAY" VOTE).		For	None	15000	0	0	0
4	TO APPROVE THE MEDTRONIC, INC. 2013 STOCK AWARD AND INCENTIVE PLAN.		For	None	15000	0	0	0
5	TO AMEND AND RESTATE THE COMPANY'S ARTICLES OF INCORPORATION TO PROVIDE THAT DIRECTORS WILL BE ELECTED BY A MAJORITY VOTE IN UNCONTESTED ELECTIONS.		For	None	15000	0	0	0
6	TO AMEND AND RESTATE THE COMPANY'S ARTICLES OF INCORPORATION TO ALLOW CHANGES TO THE SIZE OF THE BOARD OF DIRECTORS UPON THE AFFIRMATIVE VOTE OF A SIMPLE MAJORITY OF SHARES.		For	None	15000	0	0	0
7	TO AMEND AND RESTATE THE COMPANY'S ARTICLES OF INCORPORATION TO ALLOW REMOVAL OF A DIRECTOR UPON THE AFFIRMATIVE VOTE OF A SIMPLE MAJORITY OF SHARES.		For	None	15000	0	0	0
8	TO AMEND AND RESTATE THE COMPANY'S ARTICLES OF INCORPORATION TO ALLOW AMENDMENTS TO SECTION 5.3 OF ARTICLE 5 UPON THE AFFIRMATIVE VOTE OF A SIMPLE MAJORITY OF SHARES.		For	None	15000	0	0	0
9	TO AMEND AND RESTATE THE COMPANY'S ARTICLES OF INCORPORATION TO ELIMINATE THE "FAIR PRICE PROVISION.		For	None	15000	0	0	0
ORACLE CORPORATION
Security:		68389X105		Meeting Type:		Annual
Ticker:		ORCL		Meeting Date:		31-Oct-2013
ISIN		US68389X1054		Vote Deadline Date:		30-Oct-2013
Agenda		933878300	Management	Total Ballot Shares:		404009.9075
Last Vote Date:		25-Sep-2013
Item	Proposal		Recommendation	Default Vote	For	Against	Abstain	Take No Action
1	DIRECTOR		For	None
	1	JEFFREY S. BERG			15000	0	0	0
	2	H. RAYMOND BINGHAM			15000	0	0	0
	3	MICHAEL J. BOSKIN			15000	0	0	0
	4	SAFRA A. CATZ			15000	0	0	0
	5	BRUCE R. CHIZEN			15000	0	0	0
	6	GEORGE H. CONRADES			15000	0	0	0
	7	LAWRENCE J. ELLISON			15000	0	0	0
	8	HECTOR GARCIA-MOLINA			15000	0	0	0
	9	JEFFREY O. HENLEY			15000	0	0	0
	10	MARK V. HURD			15000	0	0	0
	11	NAOMI O. SELIGMAN			15000	0	0	0
2	ADVISORY VOTE TO APPROVE EXECUTIVE COMPENSATION. `		For	None	15000	0	0	0
3	APPROVAL OF AMENDMENT TO THE LONG- TERM EQUITY INCENTIVE PLAN.		For	None	15000	0	0	0
4	RATIFICATION OF THE SELECTION OF ERNST & YOUNG LLP AS INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM FOR FISCAL YEAR 2014.		For	None	15000	0	0	0
5	STOCKHOLDER PROPOSAL REGARDING ESTABLISHING A BOARD COMMITTEE ON HUMAN RIGHTS.		Against	None	0	15000	0	0
6	STOCKHOLDER PROPOSAL REGARDING INDEPENDENT BOARD CHAIRMAN.		Against	None	0	15000	0	0
7	STOCKHOLDER PROPOSAL REGARDING VOTE TABULATION.		Against	None	0	15000	0	0
8	STOCKHOLDER PROPOSAL REGARDING MULTIPLE PERFORMANCE METRICS.		Against	None	0	15000	0	0
9	STOCKHOLDER PROPOSAL REGARDING QUANTIFIABLE PERFORMANCE METRICS.		Against	None	0	15000	0	0
QUALCOMM INCORPORATED
Security:		747525103		Meeting Type:		Annual
Ticker:		QCOM		Meeting Date:		04-Mar-2014
ISIN		US7475251036		Vote Deadline Date:		03-Mar-2014
Agenda		933916150	Management	Total Ballot Shares:		338027
Last Vote Date:		12-Feb-2014
Item	Proposal		Recommendation	Default Vote	For	Against	Abstain	Take No Action
1	ELECTION OF DIRECTOR: BARBARA T. ALEXANDER		For	None	16000	0	0	0
2	ELECTION OF DIRECTOR: DONALD G. CRUICKSHANK		For	None	16000	0	0	0
3	ELECTION OF DIRECTOR: RAYMOND V. DITTAMORE		For	None	16000	0	0	0
4	ELECTION OF DIRECTOR: SUSAN HOCKFIELD		For	None	16000	0	0	0
5	ELECTION OF DIRECTOR: THOMAS W. HORTON		For	None	16000	0	0	0
6	ELECTION OF DIRECTOR: PAUL E. JACOBS		For	None	16000	0	0	0
7	ELECTION OF DIRECTOR: SHERRY LANSING		For	None	16000	0	0	0
8	ELECTION OF DIRECTOR: STEVEN M. MOLLENKOPF		For	None	16000	0	0	0
9	ELECTION OF DIRECTOR: DUANE A. NELLES		For	None	16000	0	0	0
10	ELECTION OF DIRECTOR: CLARK T. RANDT, JR.		For	None	16000	0	0	0
11	ELECTION OF DIRECTOR: FRANCISCO ROS		For	None	16000	0	0	0
12	ELECTION OF DIRECTOR: JONATHAN J. RUBINSTEIN		For	None	16000	0	0	0
13	ELECTION OF DIRECTOR: BRENT SCOWCROFT		For	None	16000	0	0	0
14	ELECTION OF DIRECTOR: MARC I. STERN		For	None	16000	0	0	0
15	TO RATIFY THE SELECTION OF PRICEWATERHOUSECOOPERS LLP AS OUR INDEPENDENT PUBLIC ACCOUNTANTS FOR OUR FISCAL YEAR ENDING SEPTEMBER 28, 2014.		For	None	16000	0	0	0
16	ADVISORY VOTE TO APPROVE OUR EXECUTIVE COMPENSATION.		For	None	16000	0	0	0
Item	Proposal	Recommendation	Default Vote	1 Year	2 Years	3 Years	Abstain	Take No Action
17	ADVISORY VOTE ON THE FREQUENCY OF FUTURE ADVISORY VOTES ON EXECUTIVE COMPENSATION.	1 Year	None	16000	0	0	0	0
ABBOTT LABORATORIES
Security:		002824100		Meeting Type:		Annual
Ticker:		ABT		Meeting Date:		25-Apr-2014
ISIN		US0028241000		Vote Deadline Date:		24-Apr-2014
Agenda		933934641	Management	Total Ballot Shares:		422920.9039
Last Vote Date:		24-Apr-2014
Item	Proposal		Recommendation	Default Vote	For	Against	Abstain	Take No Action
1	DIRECTOR		For	None
	1	R.J. ALPERN			16000	0	0	0
	2	R.S. AUSTIN			16000	0	0	0
	3	S.E. BLOUNT			16000	0	0	0
	4	W.J. FARRELL			16000	0	0	0
	5	E.M. LIDDY			16000	0	0	0
	6	N. MCKINSTRY			16000	0	0	0
	7	P.N. NOVAKOVIC			16000	0	0	0
	8	W.A. OSBORN			16000	0	0	0
	9	S.C. SCOTT III			16000	0	0	0
	10	G.F. TILTON			16000	0	0	0
	11	M.D. WHITE			16000	0	0	0
2	RATIFICATION OF ERNST & YOUNG LLP AS AUDITORS		For	None	16000	0	0	0
3	SAY ON PAY - AN ADVISORY VOTE TO APPROVE EXECUTIVE COMPENSATION		For	None	16000	0	0	0
4	SHAREHOLDER PROPOSAL - GENETICALLY MODIFIED INGREDIENTS		Against	None	0	16000	0	0
5	SHAREHOLDER PROPOSAL - LOBBYING DISCLOSURE		Against	None	0	16000	0	0
6	SHAREHOLDER PROPOSAL - INCENTIVE COMPENSATION		Against	None	0	16000	0	0
DIRECTV
Security:		25490A309		Meeting Type:		Annual
Ticker:		DTV		Meeting Date:		29-Apr-2014
ISIN		US25490A3095		Vote Deadline Date:		28-Apr-2014
Agenda		933933550	Management	Total Ballot Shares:		330160
Last Vote Date:		24-Apr-2014
Item	Proposal		Recommendation	Default Vote	For	Against	Abstain	Take No Action
1	ELECTION OF DIRECTOR: NEIL AUSTRIAN		For	None	14000	0	0	0
2	ELECTION OF DIRECTOR: RALPH BOYD, JR.		For	None	14000	0	0	0
3	ELECTION OF DIRECTOR: ABELARDO BRU		For	None	14000	0	0	0
4	ELECTION OF DIRECTOR: DAVID DILLON		For	None	14000	0	0	0
5	ELECTION OF DIRECTOR: SAMUEL DIPIAZZA, JR.		For	None	14000	0	0	0
6	ELECTION OF DIRECTOR: DIXON DOLL		For	None	14000	0	0	0
7	ELECTION OF DIRECTOR: CHARLES LEE		For	None	14000	0	0	0
8	ELECTION OF DIRECTOR: PETER LUND		For	None	14000	0	0	0
9	ELECTION OF DIRECTOR: NANCY NEWCOMB		For	None	14000	0	0	0
10	ELECTION OF DIRECTOR: LORRIE NORRINGTON		For	None	14000	0	0	0
11	ELECTION OF DIRECTOR: ANTHONY VINCIQUERRA		For	None	14000	0	0	0
12	ELECTION OF DIRECTOR: MICHAEL WHITE		For	None	14000	0	0	0
13	TO RATIFY THE APPOINTMENT OF DELOITTE & TOUCHE LLP AS INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM FOR DIRECTV FOR THE FISCAL YEAR ENDING DECEMBER 31, 2014.		For	None	14000	0	0	0
14	AN ADVISORY VOTE TO APPROVE COMPENSATION OF OUR NAMED EXECUTIVES.		For	None	14000	0	0	0
15	SHAREHOLDER PROPOSAL TO ADOPT A POLICY THAT THERE WOULD BE NO ACCELERATED VESTING OF PERFORMANCE- BASED EQUITY AWARDS UPON A CHANGE IN CONTROL.		Against	None	0	14000	0	0
16	SHAREHOLDER PROPOSAL TO REQUIRE SENIOR EXECUTIVES TO RETAIN 50% OF NET AFTER-TAX SHARES ACQUIRED THROUGH PAY PROGRAMS UNTIL REACHING NORMAL RETIREMENT AGE.		Against	None	0	14000	0	0
INTERNATIONAL BUSINESS MACHINES CORP.
Security:		459200101		Meeting Type:		Annual
Ticker:		IBM		Meeting Date:		29-Apr-2014
ISIN		US4592001014		Vote Deadline Date:		28-Apr-2014
Agenda		933935237	Management	Total Ballot Shares:		297006
Last Vote Date:		24-Apr-2014
Item	Proposal		Recommendation	Default Vote	For	Against	Abstain	Take No Action
1	ELECTION OF DIRECTOR: A.J.P. BELDA		For	None	5000	0	0	0
2	ELECTION OF DIRECTOR: W.R. BRODY		For	None	5000	0	0	0
3	ELECTION OF DIRECTOR: K.I. CHENAULT		For	None	5000	0	0	0
4	ELECTION OF DIRECTOR: M.L. ESKEW		For	None	5000	0	0	0
5	ELECTION OF DIRECTOR: D.N. FARR		For	None	5000	0	0	0
6	ELECTION OF DIRECTOR: S.A. JACKSON		For	None	5000	0	0	0
7	ELECTION OF DIRECTOR: A.N. LIVERIS		For	None	5000	0	0	0
8	ELECTION OF DIRECTOR: W.J. MCNERNEY, JR.		For	None	5000	0	0	0
9	ELECTION OF DIRECTOR: J.W. OWENS		For	None	5000	0	0	0
10	ELECTION OF DIRECTOR: V.M. ROMETTY		For	None	5000	0	0	0
11	ELECTION OF DIRECTOR: J.E. SPERO		For	None	5000	0	0	0
12	ELECTION OF DIRECTOR: S. TAUREL		For	None	5000	0	0	0
13	ELECTION OF DIRECTOR: L.H. ZAMBRANO		For	None	5000	0	0	0
14	RATIFICATION OF APPOINTMENT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM (PAGE 71)		For	None	5000	0	0	0
15	ADVISORY VOTE ON EXECUTIVE COMPENSATION (PAGE 72)		For	None	5000	0	0	0
16	APPROVAL OF LONG-TERM INCENTIVE PERFORMANCE TERMS FOR CERTAIN EXECUTIVES PURSUANT TO SECTION 162(M) OF THE INTERNAL REVENUE CODE (PAGE 73)		For	None	5000	0	0	0
17	ADOPTION OF THE IBM 2014 EMPLOYEES STOCK PURCHASE PLAN (PAGE 76)		For	None	5000	0	0	0
18	STOCKHOLDER PROPOSAL FOR DISCLOSURE OF LOBBYING POLICIES AND PRACTICES (PAGE 78)		Against	None	0	5000	0	0
19	STOCKHOLDER PROPOSAL ON THE RIGHT TO ACT BY WRITTEN CONSENT (PAGE 79)		Against	None	0	5000	0	0
20	STOCKHOLDER PROPOSAL TO LIMIT ACCELERATED EXECUTIVE PAY (PAGE 80)		Against	None	0	5000	0	0
SUNCOR ENERGY INC.
Security:		867224107		Meeting Type:		Annual
Ticker:		SU		Meeting Date:		29-Apr-2014
ISIN		CA8672241079		Vote Deadline Date:		24-Apr-2014
Agenda		933950188	Management	Total Ballot Shares:		244335
Last Vote Date:		11-Apr-2014
Item	Proposal		Recommendation	Default Vote	For	Against	Abstain	Take No Action
1	DIRECTOR		For	None
	1	MEL E. BENSON			19000	0	0	0
	2	DOMINIC D'ALESSANDRO			19000	0	0	0
	3	W. DOUGLAS FORD			19000	0	0	0
	4	JOHN D. GASS			19000	0	0	0
	5	PAUL HASELDONCKX			19000	0	0	0
	6	JOHN R. HUFF			19000	0	0	0
	7	JACQUES LAMARRE			19000	0	0	0
	8	MAUREEN MCCAW			19000	0	0	0
	9	MICHAEL W. O'BRIEN			19000	0	0	0
	10	JAMES W. SIMPSON			19000	0	0	0
	11	EIRA M. THOMAS			19000	0	0	0
	12	STEVEN W. WILLIAMS			19000	0	0	0
	13	MICHAEL M. WILSON			19000	0	0	0
2	RE-APPOINTMENT OF PRICEWATERHOUSECOOPERS LLP AS AUDITOR OF SUNCOR ENERGY INC. FOR THE ENSUING YEAR AND AUTHORIZE THE DIRECTORS TO FIX THEIR REMUNERATION AS SUCH.		For	None	19000	0	0	0
3	TO ACCEPT THE APPROACH TO EXECUTIVE COMPENSATION DISCLOSED IN THE ACCOMPANYING MANAGEMENT PROXY CIRCULAR.		For	None	19000	0	0	0
WELLS FARGO & COMPANY
Security:		949746101		Meeting Type:		Annual
Ticker:		WFC		Meeting Date:		29-Apr-2014
ISIN		US9497461015		Vote Deadline Date:		28-Apr-2014
Agenda		933937089	Management	Total Ballot Shares:		1697898.9247
Last Vote Date:		24-Apr-2014
Item	Proposal		Recommendation	Default Vote	For	Against	Abstain	Take No Action
1	ELECTION OF DIRECTOR: JOHN D. BAKER II		For	None	30000	0	0	0
2	ELECTION OF DIRECTOR: ELAINE L. CHAO		For	None	30000	0	0	0
3	ELECTION OF DIRECTOR: JOHN S. CHEN		For	None	30000	0	0	0
4	ELECTION OF DIRECTOR: LLOYD H. DEAN		For	None	30000	0	0	0
5	ELECTION OF DIRECTOR: SUSAN E. ENGEL		For	None	30000	0	0	0
6	ELECTION OF DIRECTOR: ENRIQUE HERNANDEZ, JR.		For	None	30000	0	0	0
7	ELECTION OF DIRECTOR: DONALD M. JAMES		For	None	30000	0	0	0
8	ELECTION OF DIRECTOR: CYNTHIA H. MILLIGAN		For	None	30000	0	0	0
9	ELECTION OF DIRECTOR: FEDERICO F. PENA		For	None	30000	0	0	0
10	ELECTION OF DIRECTOR: JAMES H. QUIGLEY		For	None	30000	0	0	0
11	ELECTION OF DIRECTOR: JUDITH M. RUNSTAD		For	None	30000	0	0	0
12	ELECTION OF DIRECTOR: STEPHEN W. SANGER		For	None	30000	0	0	0
13	ELECTION OF DIRECTOR: JOHN G. STUMPF		For	None	30000	0	0	0
14	ELECTION OF DIRECTOR: SUSAN G. SWENSON		For	None	30000	0	0	0
15	VOTE ON AN ADVISORY RESOLUTION TO APPROVE EXECUTIVE COMPENSATION.		For	None	30000	0	0	0
16	RATIFY THE APPOINTMENT OF KPMG LLP AS THE COMPANY'S INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM FOR 2014.		For	None	30000	0	0	0
17	ADOPT A POLICY TO REQUIRE AN INDEPENDENT CHAIRMAN.		Against	None	0	30000	0	0
18	REVIEW AND REPORT ON INTERNAL CONTROLS OVER THE COMPANY'S MORTGAGE SERVICING AND FORECLOSURE PRACTICES.		Against	None	0	30000	0	0
BERKSHIRE HATHAWAY INC.
Security:		084670108		Meeting Type:		Annual
Ticker:		BRKA		Meeting Date:		03-May-2014
ISIN		US0846701086		Vote Deadline Date:		02-May-2014
Agenda		933937320	Management	Total Ballot Shares:		51
Last Vote Date:		11-Apr-2014
Item	Proposal		Recommendation	Default Vote	For	Against	Abstain	Take No Action
1	DIRECTOR		For	None
	1	WARREN E. BUFFETT			40	0	0	0
	2	CHARLES T. MUNGER			40	0	0	0
	3	HOWARD G. BUFFETT			40	0	0	0
	4	STEPHEN B. BURKE			40	0	0	0
	5	SUSAN L. DECKER			40	0	0	0
	6	WILLIAM H. GATES III			40	0	0	0
	7	DAVID S. GOTTESMAN			40	0	0	0
	8	CHARLOTTE GUYMAN			40	0	0	0
	9	DONALD R. KEOUGH			40	0	0	0
	10	THOMAS S. MURPHY			40	0	0	0
	11	RONALD L. OLSON			40	0	0	0
	12	WALTER SCOTT, JR.			40	0	0	0
	13	MERYL B. WITMER			40	0	0	0
2	NON-BINDING RESOLUTION TO APPROVE THE COMPENSATION OF THE COMPANY'S NAMED EXECUTIVE OFFICERS, AS DESCRIBED IN THE 2014 PROXY STATEMENT.		For	None	40	0	0	0
Item	Proposal	Recommendation	Default Vote	1 Year	2 Years	3 Years	Abstain	Take No Action
3	NON-BINDING RESOLUTION TO DETERMINE THE FREQUENCY (WHETHER ANNUAL, BIENNIAL OR TRIENNIAL) WITH WHICH SHAREHOLDERS OF THE COMPANY SHALL BE ENTITLED TO HAVE AN ADVISORY VOTE ON EXECUTIVE COMPENSATION.	3 Years	None	0	0	40	0	0
Item	Proposal		Recommendation	Default Vote	For	Against	Abstain	Take No Action
4	SHAREHOLDER PROPOSAL REGARDING GREENHOUSE GAS AND OTHER AIR EMISSIONS.		Against	None	0	40	0	0
5	SHAREHOLDER PROPOSAL REGARDING DIVIDENDS.		Against	None	0	40	0	0
AFLAC INCORPORATED
Security:		001055102		Meeting Type:		Annual
Ticker:		AFL		Meeting Date:		05-May-2014
ISIN		US0010551028		Vote Deadline Date:		02-May-2014
Agenda		933939956	Management	Total Ballot Shares:		475217.2106
Last Vote Date:		24-Apr-2014
Item	Proposal		Recommendation	Default Vote	For	Against	Abstain	Take No Action
1	ELECTION OF DIRECTOR: DANIEL P. AMOS		For	None	25000	0	0	0
2	ELECTION OF DIRECTOR: JOHN SHELBY AMOS II		For	None	25000	0	0	0
3	ELECTION OF DIRECTOR: PAUL S. AMOS II		For	None	25000	0	0	0
4	ELECTION OF DIRECTOR: W. PAUL BOWERS		For	None	25000	0	0	0
5	ELECTION OF DIRECTOR: KRISS CLONINGER III		For	None	25000	0	0	0
6	ELECTION OF DIRECTOR: ELIZABETH J. HUDSON		For	None	25000	0	0	0
7	ELECTION OF DIRECTOR: DOUGLAS W. JOHNSON		For	None	25000	0	0	0
8	ELECTION OF DIRECTOR: ROBERT B. JOHNSON		For	None	25000	0	0	0
9	ELECTION OF DIRECTOR: CHARLES B. KNAPP		For	None	25000	0	0	0
10	ELECTION OF DIRECTOR: BARBARA K. RIMER, DRPH		For	None	25000	0	0	0
11	ELECTION OF DIRECTOR: MELVIN T. STITH		For	None	25000	0	0	0
12	ELECTION OF DIRECTOR: DAVID GARY THOMPSON		For	None	25000	0	0	0
13	ELECTION OF DIRECTOR: TAKURO YOSHIDA		For	None	25000	0	0	0
14	TO CONSIDER THE FOLLOWING NON- BINDING ADVISORY PROPOSAL: "RESOLVED, THAT THE SHAREHOLDERS APPROVE THE COMPENSATION OF THE COMPANY'S NAMED EXECUTIVE OFFICERS, PURSUANT TO THE COMPENSATION DISCLOSURE RULES OF THE SECURITIES AND EXCHANGE COMMISSION, INCLUDING AS DISCLOSED IN THE COMPENSATION DISCUSSION AND ANALYSIS, EXECUTIVE COMPENSATION TABLES AND ACCOMPANYING NARRATIVE DISCUSSION IN THE PROXY STATEMENT"		For	None	25000	0	0	0
15	TO CONSIDER AND ACT UPON THE RATIFICATION OF THE APPOINTMENT OF KPMG LLP AS INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM OF THE COMPANY FOR THE YEAR ENDING DECEMBER 31, 2014		For	None	25000	0	0	0
LABORATORY CORP. OF AMERICA HOLDINGS
Security:		50540R409		Meeting Type:		Annual
Ticker:		LH		Meeting Date:		14-May-2014
ISIN		US50540R4092		Vote Deadline Date:		13-May-2014
Agenda		933960494	Management	Total Ballot Shares:		115094
Last Vote Date:		22-Apr-2014
Item	Proposal		Recommendation	Default Vote	For	Against	Abstain	Take No Action
1	ELECTION OF DIRECTOR: KERRII B. ANDERSON		For	None	7000	0	0	0
2	ELECTION OF DIRECTOR: JEAN-LUC BELINGARD		For	None	7000	0	0	0
3	ELECTION OF DIRECTOR: D. GARY GILLILAND, M.D., PH.D.		For	None	7000	0	0	0
4	ELECTION OF DIRECTOR: DAVID P. KING		For	None	7000	0	0	0
5	ELECTION OF DIRECTOR: GARHENG KONG, M.D., PH.D.		For	None	7000	0	0	0
6	ELECTION OF DIRECTOR: ROBERT E. MITTELSTAEDT, JR.		For	None	7000	0	0	0
7	ELECTION OF DIRECTOR: PETER M. NEUPERT		For	None	7000	0	0	0
8	ELECTION OF DIRECTOR: ADAM H. SCHECHTER		For	None	7000	0	0	0
9	ELECTION OF DIRECTOR: R. SANDERS WILLIAMS, M.D.		For	None	7000	0	0	0
10	TO APPROVE, BY NON-BINDING VOTE, EXECUTIVE COMPENSATION.		For	None	7000	0	0	0
11	RATIFICATION OF THE APPOINTMENT OF PRICEWATERHOUSECOOPERS LLP AS LABORATORY CORPORATION OF AMERICA HOLDINGS' INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM FOR 2014.		For	None	7000	0	0	0
FISERV, INC.
Security:		337738108		Meeting Type:		Annual
Ticker:		FISV		Meeting Date:		28-May-2014
ISIN		US3377381088		Vote Deadline Date:		27-May-2014
Agenda		933989797	Management	Total Ballot Shares:		330274
Last Vote Date:		16-May-2014
Item	Proposal		Recommendation	Default Vote	For	Against	Abstain	Take No Action
1	DIRECTOR		For	None
	1	CHRISTOPHER M. FLINK			20000	0	0	0
	2	DENNIS F. LYNCH			20000	0	0	0
	3	DENIS J. O'LEARY			20000	0	0	0
	4	GLENN M. RENWICK			20000	0	0	0
	5	KIM M. ROBAK			20000	0	0	0
	6	DOYLE R. SIMONS			20000	0	0	0
	7	THOMAS C. WERTHEIMER			20000	0	0	0
2	TO APPROVE, ON AN ADVISORY BASIS, THE COMPENSATION OF THE NAMED EXECUTIVE OFFICERS OF FISERV, INC.		For	None	20000	0	0	0
3	TO RATIFY THE SELECTION OF DELOITTE & TOUCHE LLP AS THE INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM OF FISERV, INC. FOR 2014.		For	None	20000	0	0	0
4	A SHAREHOLDER PROPOSAL RELATING TO CONFIDENTIAL VOTING.		Against	None	0	20000	0	0
WAL-MART STORES, INC.
Security:		931142103		Meeting Type:		Annual
Ticker:		WMT		Meeting Date:		06-Jun-2014
ISIN		US9311421039		Vote Deadline Date:		05-Jun-2014
Agenda		933993479	Management	Total Ballot Shares:		463070.9743
Last Vote Date:		28-May-2014
Item	Proposal		Recommendation	Default Vote	For	Against	Abstain	Take No Action
1	ELECTION OF DIRECTOR: AIDA M. ALVAREZ		For	None	14800	0	0	0
2	ELECTION OF DIRECTOR: JAMES I. CASH, JR.		For	None	14800	0	0	0
3	ELECTION OF DIRECTOR: ROGER C. CORBETT		For	None	14800	0	0	0
4	ELECTION OF DIRECTOR: PAMELA J. CRAIG		For	None	14800	0	0	0
5	ELECTION OF DIRECTOR: DOUGLAS N. DAFT		For	None	14800	0	0	0
6	ELECTION OF DIRECTOR: MICHAEL T. DUKE		For	None	14800	0	0	0
7	ELECTION OF DIRECTOR: TIMOTHY P. FLYNN		For	None	14800	0	0	0
8	ELECTION OF DIRECTOR: MARISSA A. MAYER		For	None	14800	0	0	0
9	ELECTION OF DIRECTOR: C. DOUGLAS MCMILLON		For	None	14800	0	0	0
10	ELECTION OF DIRECTOR: GREGORY B. PENNER		For	None	14800	0	0	0
11	ELECTION OF DIRECTOR: STEVEN S REINEMUND		For	None	14800	0	0	0
12	ELECTION OF DIRECTOR: JIM C. WALTON		For	None	14800	0	0	0
13	ELECTION OF DIRECTOR: S. ROBSON WALTON		For	None	14800	0	0	0
14	ELECTION OF DIRECTOR: LINDA S. WOLF		For	None	14800	0	0	0
15	RATIFICATION OF ERNST & YOUNG LLP AS INDEPENDENT ACCOUNTANTS		For	None	14800	0	0	0
16	ADVISORY VOTE TO APPROVE NAMED EXECUTIVE OFFICER COMPENSATION		For	None	14800	0	0	0
17	REQUEST FOR INDEPENDENT CHAIRMAN POLICY		Against	None	0	14800	0	0
18	REQUEST FOR ANNUAL REPORT ON RECOUPMENT OF EXECUTIVE PAY		Against	None	0	14800	0	0
19	REQUEST FOR ANNUAL REPORT ON LOBBYING		Against	None	0	14800	0	0

SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BLUE CHIP INVESTOR  FUNDS

By: /s/Ross C. Provence

       Ross C. Provence, President

Date:             8/7/14